Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
Schedule of Operating Segments

	2024
	Wholly-Owned Programs $	Controlled Founded Entities $	Parent Company and Other $	Consolidated $
Contract revenue	—	—	4,315	4,315
Grant revenue	513	—	—	513
Total revenue	513	—	4,315	4,828
General and administrative expenses	(8,888)	(173)	(62,408)	(71,469)
Research and development expenses	(56,849)	(672)	(11,933)	(69,454)
Total operating expense	(65,737)	(845)	(74,341)	(140,923)
Operating income/(loss)	(65,224)	(845)	(70,026)	(136,095)
Income/expenses not allocated to segments
Other income/(expense):
Gain on deconsolidation of subsidiary				151,808
Gain/(loss) on investment held at fair value				(2,398)
Realized gain on sale of investments				151
Gain/(loss) on investment in notes from associates				13,131
Other income/(expense)				961
Total other income/(expense)				163,652
Net finance income/(costs)				4,773
Share of net income/(loss) of associates accounted for using the equity method				(8,754)
Gain on dilution of ownership interest in associate				199
Income/(loss) before taxes				23,774
	As of December 31, 2024
Available Funds
Cash and cash equivalents	9,062	432	271,148	280,641
Short-term Investments	—	—	86,666	86,666
Consolidated cash, cash equivalents and short-term investments	9,062	432	357,814	367,307

	2023
	Wholly-Owned Programs $	Controlled Founded Entities $	Parent Company and Other $	Consolidated $
Contract revenue	—	750	—	750
Grant revenue	270	—	2,310	2,580
Total revenue	270	750	2,310	3,330
General and administrative expenses	(13,203)	(562)	(39,530)	(53,295)
Research and development expenses	(87,069)	(672)	(8,494)	(96,235)
Total Operating expenses	(100,272)	(1,233)	(48,024)	(149,530)
Operating income/(loss)	(100,002)	(483)	(45,714)	(146,199)
Income/expenses not allocated to segments
Other income/(expense):
Gain on deconsolidation				61,787
Gain/(loss) on investment held at fair value				77,945
Realized loss on sale of investments				(122)
Gain/(loss) on investment in notes from associates				(27,630)
Other income/(expense)				(908)
Total other income/(expense)				111,072
Net finance income/(costs)				5,078
Share of net income/(loss) of associate accounted for using the equity method				(6,055)
Income/(loss) before taxes				(36,103)
	As of December 31, 2023
Available Funds
Cash and cash equivalents	1,895	675	188,511	191,081
Short-term Investments	—	—	136,062	136,062
Consolidated cash, cash equivalents and short-term investments	1,895	675	324,573	327,143

	For the year ended December 31, 2022
	Wholly-Owned Programs $	Controlled Founded Entities $	Parent Company & Other $	Consolidated $
Contract revenue	—	1,500	590	2,090
Grant revenue	521	—	13,007	13,528
Total revenue	521	1,500	13,597	15,618
General and administrative expenses	(7,737)	(419)	(52,835)	(60,991)
Research and development expenses	(109,201)	(1,051)	(42,182)	(152,433)
Total operating expense	(116,938)	(1,470)	(95,018)	(213,425)
Operating income/(loss)	(116,417)	30	(81,420)	(197,807)
Income/expenses not allocated to segments
Other income/(expense):
Gain on deconsolidation				27,251
Gain/(loss) on investment held at fair value				(32,060)
Realized loss on sale of investments				(29,303)
Other income/(expense)				8,131
Total other income/(expense)				(25,981)
Net finance income/(costs)				138,924
Share of net income/(loss) of associate accounted for using the equity method				(27,749)
Gain on dilution of ownership interest in associate				28,220
Impairment of investment in associate				(8,390)
Income/(loss) before taxes				(92,783)